Annual Total Returns[BarChart] - Vanguard Cash Reserves Federal Money Market Fund - Admiral Shares	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	0.20%	0.14%	0.11%	0.06%	0.05%	0.11%	0.55%	1.08%	2.01%	2.29%